UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05009

COLORADO BONDSHARES —
A
TAX-EXEMPT
FUND
(Exact name of registrant as specified in its charter)

1200 17TH STREET, SUITE 850
DENVER, COLORADO 80202-5808
(Address of principal executive offices) (Zip code)

FRED R. KELLY, JR.
1200 17TH STREET, SUITE 850
DENVER, COLORADO 80202-5808
(Name and address of agent for service)

Registrant’s telephone number, including area code:
303-572-6990
Date of fiscal year end:
09/30
Date of reporting period:
03/31/2026

This amendment is being filed to correct the presentation of share activity in the beneficial share ownership table. In the original filing, redemption shares were inadvertently reported as positive amounts. Except as set forth above and the dates included on the signature page
and
the certifications required by Rule
30a-2(a)
and Rule
30a-2(b),
this
amendment
does not amend, update or change any other information or disclosures contained in the original filing.

Item 1.	Reports to Stockholders.

COLORADO BONDSHARES A TAX-EXEMPT FUND
TICKER: HICOX

Semi-Annual Shareholder Report (March 31, 2026)
This semi-annual shareholder report contains important information about the Colorado BondShares A Tax-Exempt Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.coloradobondshares.com. You can also request this information by contacting us at
1-800-572-0069.

What were the
Fund
costs for the last six months?
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Colorado BondShares	$37	0.74%
*Annualized for period less than one year.

What are the Key Fund statistics you should know?
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets	$1,959,473,820

Total number of portfolio holdings	331

Total advisory fees paid	$4,850,825

Portfolio turnover rate as of the end of the reporting period	1.34%

What is the fund invested in?
The tables and charts below show the investment makeup of the fund, representing percentage of total net asset of the fund.
Portfolio Breakdown by Credit Rating
(As of March 31, 2026)

Portfolio Breakdown by Type of Investment
(As of March 31, 2026)

How can you get additional information about the fund?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.coloradobondshares.com. You can also request this information by contacting us at
1-800-572-0069.

2	C OLORADO B OND S HARES

Item 2.	Code of Ethics.

Not applicable for this reporting period.

Item 3.	Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4.	Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

COLORADO BONDSHARES - A TAX-EXEMPT FUND

(HICOX)

Semi-Annual Financial Statements

March 31, 2026

(303) 572-6990

www.coloradobondshares.com

COLORADO BONDSHARES

A TAX-EXEMPT FUND

Schedule of Investments (unaudited)

March 31, 2026

	Maturity	Coupon	Principal	Value
Colorado Municipal Bonds 56.5%
Colorado 100.0%
Aberdeen MD #1 - Series A - 2035	12/1/2035	7.50%	$1,600,000	$1,600,000
Anthology West MD #5 - Series A - 2049	12/1/2049	4.88%	4,515,000	4,198,770
Anthology West MD #5 - Series B - 2049 (g)	12/15/2049	7.63%	698,000	696,905
Aspen Street MD - Series A - 2050 (g)	12/1/2050	5.13%	4,300,000	3,618,217
Banning Lewis Ranch Regional MD - Series A - 2048	12/1/2048	5.38%	2,500,000	2,403,801
Base Village MD #2 - Series B – 2048 (g)	12/15/2048	6.50%	3,500,000	2,680,758
Belford North MD - Series A - 2050	12/1/2050	5.50%	4,000,000	3,578,934
Belford North MD - Series B - 2050 (g)	12/15/2050	8.50%	3,475,000	3,468,639
Bennett Crossing MD #1 - Series A - 2049	12/1/2049	6.13%	6,160,000	6,216,767
Bennett Ranch MD #1 - Series A - 2051	12/1/2051	5.00%	3,000,000	2,445,832
Bennett Ranch MD #1 - Series B - 2051 (g)	12/15/2051	7.50%	1,221,000	1,095,616
Bent Grass MD - Series A - 2054 (m)	12/1/2054	5.75%	7,180,000	7,308,018
Bradburn MD #2 - Series C - 2051 (g)	12/15/2051	7.50%	3,271,000	3,172,764
Brighton Crossing MD #6 - Series A - 2035	12/1/2035	5.00%	525,000	531,586
Brighton Crossing MD #6 - Series A - 2040	12/1/2040	5.00%	1,545,000	1,553,614
Brighton Crossing MD #6 - Series A - 2050	12/1/2050	5.00%	9,020,000	8,496,044
Broomfield Village MD #2 - Series A - 2049	12/1/2049	5.00%	1,382,000	1,280,316
Buckley Yard MD #2 - Series A - 2052	12/1/2052	6.25%	6,800,000	6,606,516
Buckley Yard MD #2 - Series B - 2052 (g)	12/15/2052	9.25%	1,569,000	1,554,619
CCP MD #3 - Series A – 2053	12/1/2053	5.00%	1,192,000	1,144,998
Canyons MD #5 - Series B – 2054	12/1/2054	6.50%	4,814,000	4,735,372
Castleview MD #2 - Series A - 2050	12/1/2050	5.00%	3,435,000	2,995,574
Castleview MD #1 - Series A - 2050 (g)	12/1/2050	5.00%	4,727,000	3,840,838
Cherry Creek South MD #5 - Series A - 2051 (g)	12/1/2051	6.00%	22,500,000	20,568,235
Cherry Hills City MD - Series A - 2047 (g)	12/1/2047	5.00%	1,370,000	1,291,062
Cielo MD - Series A - 2050 (g)	12/1/2050	5.25%	12,442,000	10,768,628
Cityset MD #2 - Series A - 2030	12/1/2030	3.50%	3,965,000	3,705,093
Cityset MD #2 - Series A - 2040	12/1/2040	4.38%	8,360,000	7,528,639
Cityset MD #2 - Series A - 2045	12/1/2045	4.50%	3,180,000	2,768,389
Clear Creek Transit MD #2 - Series A - 2041	12/1/2041	5.00%	1,886,000	1,547,077
Clear Creek Transit MD #2 - Series A - 2050	12/1/2050	5.00%	4,100,000	3,054,491
Cloverleaf MD - Series A - 2051	12/1/2051	6.00%	2,330,000	2,349,919
Cloverleaf MD - Series B - 2051 (g)	12/15/2051	9.25%	1,034,000	1,022,385
Colliers Hill MD #2 - Series B – 2047 (g)	12/15/2047	5.75%	2,231,000	2,161,176
Colliers Hill MD #3 - Series A - 2040	12/1/2040	5.25%	8,300,000	8,343,985
Colliers Hill MD #3 - Series A - 2048	12/1/2048	5.50%	18,250,000	18,289,573
Colliers Hill MD #3 - Series B - 2043 (g)	12/15/2043	8.50%	2,213,000	2,223,341
Colorado Centre MD - Series B - 2032 (g)(i)	1/1/2032	0.00%	6,592,306	2,966,538
CECFA Imagine Charter School at Firestone - Series A - 2027 (m)	6/1/2027	4.50%	17,075,000	17,074,886
CECFA Academy Of Advanced Learning - Series A - 2027 (m)	6/1/2027	4.38%	8,245,000	8,139,635
CECFA Chavez/Huerta Preparatory - Series A - 2027 (j)(m)	7/1/2027	4.38%	35,405,000	33,964,017
CECFA Vanguard Classical School - Series A - 2027 (m)	7/1/2027	4.38%	23,310,000	22,893,618
CECFA Third Future School - Series A - 2029 (m)	7/1/2029	4.25%	5,645,000	5,333,033
CECFA Grand Peak Academy - Series A - 2031 (m)	7/1/2031	4.00%	2,150,000	1,999,599
CECFA Grand Peak Academy - Series A - 2041 (m)	7/1/2041	4.25%	5,040,000	4,088,391
CECFA Grand Peak Academy - Series A - 2051 (m)	7/1/2051	4.50%	13,070,000	9,551,706
CECFA Doral Academy - Series A - 2028 (m)	7/15/2028	4.50%	19,405,000	18,437,894
CECFA Civica Career & Collegiate Academy - Series A - 2029 (m)	7/15/2029	4.75%	7,790,000	7,601,067
CECFA Chavez/Huerta Academy - Series A - 2027 (j)(m)	7/1/2027	4.50%	8,220,000	7,899,584
CECFA Mountain Sage Community School - Series A - 2029 (m)	7/1/2029	4.75%	3,945,000	3,933,086
CECFA Mountain Song Community School - Series A - 2029 (m)	7/1/2029	4.75%	5,810,000	5,799,361
CECFA CEC / Aurora Charter School - Series A - 2032 (m)	7/1/2032	5.00%	63,270,000	63,407,201
CECFA CEC / CSEC BC Project - Series A - 2032 (m)	1/1/2032	4.88%	3,320,000	3,337,905
CECFA CEC / CSEC BC Project - Series A - 2037 (m)	1/1/2037	5.00%	3,595,000	3,553,999

CECFA CEC / CSEC BC Project - Series A - 2042 (m)	1/1/2042	5.13%	40,335,000	39,710,066
CECFA Global Village Academy - Senior Bonds - 2029 (m)	6/15/2029	5.85%	11,630,000	11,632,640
CECFA Colorado Skies Academy - Series A - 2030 (m)	7/1/2030	0.00%	10,595,000	3,178,500
CECFA Global Village Academy - Series A - 2032 (m)	6/15/2032	6.13%	5,175,000	5,222,796
Colorado Crossing MD #2 - Series A - 2047	12/1/2047	5.00%	4,000,000	3,828,298
Colorado Crossing MD #2 - Series A - 2050	12/1/2050	5.00%	4,000,000	3,752,159
700 Kalamath LLC - Series A - 2025 (a)(j)	12/1/2030	0.00%	3,755,000	3,100,000
Hudson Asphalt Terminal Project – Series A – 2034 (m)	10/1/2034	7.25%	10,000,000	10,333,896
Hudson Asphalt Terminal Project – Series B – 2034 (m)	10/1/2031	9.75%	8,705,000	9,008,809
Colorado Science & Tech Park MD #1 - Series B - 2039	12/15/2039	4.13%	160,000	159,346
Colorado Science & Tech Park MD #1 - Series B - 2044	12/15/2044	4.50%	215,000	211,951
Colorado Science & Tech Park MD #1 - Series B - 2054	12/15/2054	4.75%	635,000	610,396
Conestoga MD #2 - Series A - 2051 (g)	12/1/2051	5.25%	1,625,000	1,436,818
Conifer MD - Series A - 2030 (j)	12/1/2030	1.73%	10,000,000	4,722,309
Conifer MD - Series A - 2032 (j)	12/1/2032	1.73%	1,450,000	684,735
Conifer MD - Series A - 2033 (j)	12/1/2033	1.73%	1,550,000	731,958
Constitution Heights MD - Series A - 2049	12/1/2049	5.00%	1,742,000	1,633,413
Copperleaf MD #5 - Series A - 2055	12/1/2055	6.50%	1,180,000	1,190,461
Copperleaf MD #9 - Series A - 2051 (g)	12/1/2051	4.88%	8,175,000	6,452,834
Country Club Highlands MD - Series A - 2037	12/1/2037	7.25%	1,030,000	947,600
Crowfoot Valley Ranch MD #2 - Series B - 2054 (g)	12/15/2054	6.13%	2,750,000	2,635,030
Dakota Ridge MD - Series A - 2052 (g)	12/1/2052	6.00%	2,339,000	2,345,120
Deer Creek Villas MD - Series A - 2055	12/1/2055	5.00%	6,085,000	5,586,262
Denver Intl Business Center MD #1 - Series B - 2048 (g)	12/1/2048	6.00%	4,573,000	4,579,523
E86 MD - Series A - 2051 (g)	12/1/2051	5.13%	4,060,000	3,492,809
Eagle Brook Meadows MD #3 - Series A – 2051 (g)	12/1/2051	5.00%	1,600,000	1,471,154
Eastern Hills MD #10 - Series A - 2055	12/1/2055	6.00%	8,755,000	8,887,889
Eastern Hills MD #10 - Series B - 2055 (g)	12/15/2055	8.25%	1,802,000	1,779,707
Elora MD - Series A - 2055	12/1/2055	6.00%	5,000,000	5,084,698
Erie Highlands MD #2 - Series A - 2048	12/1/2048	5.25%	6,000,000	6,000,002
Erie Highlands MD #2 - Series B - 2048 (g)	12/15/2048	7.63%	1,819,000	1,818,472
Fields MD #1 - Series A - 2055	12/1/2055	6.25%	7,085,000	7,194,803
Fields MD #1 - Series B - 2055	12/15/2055	8.25%	1,207,000	1,192,068
Fitzsimons Village MD #1 - Series A - 2049	12/1/2049	5.00%	1,035,000	982,321
Fitzsimons Village MD #1 - Series B - 2049 (g)	12/15/2049	7.00%	611,000	611,059
Fitzsimons Village MD #3 - Series A - 2031	12/1/2031	4.00%	500,000	484,936
Fitzsimons Village MD #3 - Series A - 2041	12/1/2041	4.00%	4,445,000	3,850,908
Fitzsimons Village MD #3 - Series A - 2055	12/1/2055	4.25%	9,660,000	7,486,929
Flying Horse MD #2 - Series B - 2050 (g)(m)	12/15/2050	7.25%	15,041,000	15,014,465
Flying Horse MD #3 - Series A - 2049 (g)	12/1/2049	6.00%	2,965,000	2,966,010
Gold Hill North BID - Series A - 2054 (m)	12/1/2054	5.60%	3,600,000	3,512,053
Golden Eagle Acres MD #2 - Series A - 2051 (g)	12/1/2051	4.50%	1,790,000	1,462,999
Golden Overlook MD - Series A - 2054	12/1/2054	6.13%	4,500,000	4,601,594
Golden Overlook MD - Series B - 2054 (g)	12/15/2054	8.75%	1,347,000	1,331,365
Granary MD #5 - Series A - 2055	12/1/2055	6.25%	5,480,000	5,591,201
Granary MD #5 - Series B - 2055	12/15/2055	8.75%	1,141,000	1,121,535
Green Gables MD #2 - Series B – 2053 (g)	12/15/2053	8.25%	2,984,000	2,949,295
Green Valley Ranch East MD #6 - Series A - 2050	12/1/2050	5.88%	3,325,000	3,358,691
Green Valley Ranch East MD #9 - Series B - 2055 (g)	12/15/2055	8.00%	1,025,000	1,013,210
Greenspire MD #1 - Series A - 2051	12/1/2051	5.13%	1,925,000	1,708,793
Greenways MD #1 - Series A - 2051 (g)	12/1/2051	4.63%	6,845,000	5,304,957
Hancock MD #1 - Series A - 2055 (m)	12/1/2055	6.38%	6,525,000	6,453,908
Hancock MD #1 - Series B - 2055 (g)(m)	12/15/2055	8.38%	1,007,000	998,419
Hawkview MD - Series A - 2055	12/1/2055	5.88%	6,080,000	5,952,344
Hawkview MD - Series B - 2055 (g)	12/15/2055	8.50%	1,336,000	1,316,963
Hess Ranch MD #6 - Series A - 2049	12/1/2049	5.00%	5,000,000	4,797,166
Hidden Creek MD - Series A - 2045 (g)	12/1/2045	4.63%	3,430,000	2,948,077
Hogback MD - Series A - 2041	12/1/2041	5.00%	725,000	711,626
Hogback MD - Series A - 2051	12/1/2051	5.00%	1,550,000	1,420,818
Horizon MD #2 - Series A - 2051 (g)	12/1/2051	4.50%	11,657,000	9,033,640
Hunter’s Overlook MD #7 - Series A - 2051 (g)	12/1/2051	5.50%	3,525,000	3,224,780
Hyland Village MD - Series A - 2027	12/1/2027	10.00%	4,770,000	4,102,200

Independence MD #3 - Series A – 2054	12/1/2054	5.38%	4,500,000	4,435,090
Inspiration MD - Series B - 2036 (g)	12/15/2036	5.00%	703,000	665,519
Jay Grove MD - Series A - 2051 (g)	12/1/2051	4.25%	2,450,000	1,867,182
Jeffco Business Center MD #1 - Series A - 2025 (j)	5/1/2028	8.00%	1,006,000	1,011,492
Jefferson Center MD #1 - Series B - 2050 (g)	12/15/2050	5.75%	14,414,000	14,415,032
Karl’s Farm MD #2 - Series B - 2049 (g)	12/15/2044	6.20%	567,000	573,654
Lafferty Canyon MD - Series A - 2055	12/1/2055	5.63%	1,500,000	1,506,559
Lafferty Canyon MD - Series B - 2055 (g)	12/1/2055	8.00%	835,000	823,556
The Lakes MD #4 - Series A - 2061 (g)	12/1/2061	5.50%	20,080,000	17,479,628
Lanterns MD #2 - Series A - 2050 (g)	12/1/2050	4.50%	12,492,000	9,570,365
Legato Community Authority - Series A - 2036	12/1/2036	4.00%	2,130,000	1,837,282
Legato Community Authority - Series A - 2046	12/1/2046	5.00%	1,000,000	881,228
Legato Community Authority - Series A - 2051	12/1/2051	5.00%	2,500,000	2,073,358
Liberty Draw MD #6 - Series B - 2055 (g)	12/15/2055	7.13%	1,302,000	1,286,737
Littleton Village MD #3 - Series B - 2055 (m)	12/15/2055	6.25%	2,850,000	2,845,995
Loretto Heights Community Authority - Series A - 2051 (g)	12/1/2051	4.88%	12,750,000	9,960,272
Marin MD - Series A - 2028 (a)(j)	12/1/2028	0.00%	17,485,000	1,573,650
Mayfield MD - Series A - 2050	12/1/2050	5.75%	1,174,000	1,180,540
Mayfield MD - Series B - 2050 (g)	12/15/2050	8.25%	622,000	621,520
Mayfield MD - Series C - 2050	12/15/2050	3.00%	766,000	333,173
Meadows MD #1 - Series A - 2029 (k)	6/1/2029	8.00%	30,730,000	30,387,947
Meadows MD #2 - Series A - 2029 (k)	6/1/2029	8.00%	23,830,000	23,564,751
Meadows MD #7 - Series A - 2029 (k)	6/1/2029	8.00%	15,440,000	15,268,139
Mighty Argo MD #2 - Series A - 2055	12/1/2055	7.00%	9,990,000	9,881,443
Mineral BID - Series A - 2054 (m)	12/1/2054	5.75%	1,750,000	1,719,748
Mirabelle MD #2 - Series B - 2049 (g)	12/15/2049	6.13%	2,000,000	1,965,327
Monument Junction MD #1 - Series A - 2051 (g)	12/1/2051	5.75%	12,258,000	11,324,236
Mount Carbon MD - Series C - 2043	6/1/2043	0.00%	521,078	521,262
Mountain Brook MD - Series A - 2051	12/1/2051	4.75%	7,740,000	6,118,462
Mountain Brook MD - Series A - 2041	12/1/2041	4.50%	1,000,000	862,428
Muegge Farms MD #1 - Series A - 2051 (g)	12/1/2051	5.00%	6,300,000	5,313,254
Muegge Farms MD #3 - Series A - 2051 (g)	12/1/2051	5.50%	10,431,000	8,972,707
Murphy Creek MD #5 - Series A - 2052	12/1/2052	6.00%	3,645,000	3,408,801
Newlin Crossing MD - Series A - 2054 (m)	12/1/2054	5.38%	1,150,000	1,130,146
Newlin Crossing MD - Series B - 2054 (g)(m)	12/1/2054	7.75%	604,000	595,120
North Range MD #3 - Series A - 2040	12/1/2040	5.00%	2,000,000	2,014,137
Painted Prairie Improvement Authority - Series A - 2029	12/1/2029	4.00%	1,000,000	912,966
Parkdale Community Authority MD #2 - Series B - 2053 (g)	12/15/2053	9.00%	1,391,000	1,375,606
Parker Automotive MD - Series A - 2045	12/1/2045	5.00%	1,772,000	1,799,994
Parterre MD #5 - Series A - 2045	12/1/2045	5.88%	1,500,000	1,569,585
Parterre MD #5 - Series A - 2055	12/1/2055	6.13%	2,250,000	2,340,657
Parterre MD #5 - Series B - 2054 (g)	12/1/2054	8.38%	1,450,000	1,429,914
Pinery Commercial MD #2 - Series A – 2054	12/1/2054	5.75%	3,200,000	3,131,661
Piney Lake Trails MD #1 - Series A - 2055	12/1/2055	5.88%	3,500,000	3,484,038
Piney Lake Trails MD #1 - Series B - 2055 (g)	12/1/2055	8.50%	1,985,000	1,958,798
Pinnacle Farms MD #1 - Series A - 2055	12/1/2055	6.50%	6,645,000	6,758,847
Pioneer Community Authority - Series B - 2050 (g)	12/15/2050	6.75%	24,592,000	24,231,585
The Plaza MD #1 - Series A - 2040 (m)	12/1/2040	5.00%	7,850,000	7,852,434
Powhaton Community Authority - Series A - 2051 (g)	12/1/2051	5.00%	7,450,000	6,539,934
Pronghorn Valley MD - Series A - 2041	12/1/2041	3.75%	515,000	453,167
Pronghorn Valley MD - Series A - 2051	12/1/2051	4.00%	4,400,000	3,515,104
Quantum 56 MD - Series A - 2055 (m)	9/1/2055	6.25%	7,000,000	7,151,791
Quantum 56 MD - Series B - 2055 (g)(m)	9/2/2055	8.25%	1,575,000	1,556,978
Reata Ridge Village MD #2 - Series A - 2049	12/1/2049	5.00%	1,736,000	1,597,569
Remuda Ridge MD - Series A - 2051 (g)	12/1/2051	5.63%	5,520,000	4,789,895
Reserve MD #2 - Series A - 2045	12/1/2045	5.00%	500,000	486,966
Ritoro MD - Series B - 2057 (g)	12/15/2057	6.25%	632,000	619,739
Riverdale Peaks II MD - Series A - 2025	12/1/2030	6.40%	930,000	837,000
Riverdale Peaks II MD - Series A - 2035	12/1/2035	6.50%	1,135,000	1,021,500
Riverpark MD - Series A - 2054	12/1/2054	6.38%	1,415,000	1,436,459
Riverview MD - Series A - 2041	12/1/2041	5.00%	1,105,000	1,068,495
Riverview MD - Series A - 2051	12/1/2051	5.00%	2,075,000	1,813,058

Rock Creek MD - Series A - 2041	12/1/2041	4.50%	2,195,000	1,860,925
Rock Creek MD - Series A - 2050	12/1/2050	4.75%	3,880,000	3,023,197
Rock Creek MD - Series A - 2031 (g)	12/1/2031	4.00%	3,432,000	3,194,184
Rose Farm Acres MD - Series A - 2050	12/1/2050	5.00%	2,905,000	2,658,883
Rose Farm Acres MD - Series B - 2050 (g)	12/15/2050	8.75%	910,000	906,503
RRC MD #2 - Series A - 2051 (g)	12/1/2051	5.25%	5,625,000	4,941,033
Sabell MD - Series A - 2050 (g)	12/1/2050	5.00%	1,044,000	1,009,516
Sabell MD - Series B - 2050 (g)	12/15/2050	8.25%	605,000	605,152
Scott Gulch MD - Series A - 2053 (m)	12/1/2053	6.50%	3,160,000	3,172,036
Scott Gulch MD - Series B - 2053 (g)(m)	12/15/2053	8.75%	694,000	686,900
Silver Peaks East MD - Series A - 2051 (g)	12/1/2051	5.00%	5,410,000	4,623,590
64th Avenue ARI Authority - Series A - 2043 (g)	12/1/2043	6.50%	5,000,000	5,049,322
Sky Dance MD #2 - Series A - 2054	12/1/2054	6.00%	2,500,000	2,523,684
Sojourn At Idlewild MD - Series A - 2055 (m)	12/1/2055	6.13%	2,500,000	2,547,279
Solitude MD - Series A - 2026	12/1/2027	7.00%	3,520,000	3,520,000
Southlands MD #1 - Series A - 2037	12/1/2037	5.00%	500,000	501,890
Southlands MD #1 - Series A - 2047	12/1/2047	5.00%	3,000,000	2,927,665
Southshore MD #2 - Series B - 2041 (g)	12/15/2041	4.13%	9,690,000	9,618,645
Spring Hill MD #3 - Series A - 2052	12/1/2052	6.75%	1,220,000	1,229,793
Spring Valley MD #4 - Series A - 2040	12/1/2040	5.00%	1,408,000	1,390,306
Spring Valley MD #4 - Series A - 2050	12/1/2050	5.12%	1,775,000	1,683,385
Spring Valley MD #4 - Series B - 2050 (g)	12/15/2050	7.63%	2,811,000	2,807,542
Sterling Ranch Community Authority - Series A - 2054	12/1/2054	6.50%	1,000,000	1,029,252
Sterling Ranch MD # 4/B - Series A - 2054	12/1/2054	5.75%	2,305,000	2,300,055
Sterling Ranch MD #2 - Series A - 2032	12/1/2032	5.25%	1,340,000	1,366,264
Sterling Ranch MD #2 - Series A - 2042	12/1/2042	5.50%	5,645,000	5,798,835
Sterling Ranch MD #2 - Series A - 2051	12/1/2051	5.75%	11,750,000	11,854,183
Stone Ridge MD #2 - Series A - 2031	12/1/2031	0.00%	11,896,000	356,880
Third Creek MD #1 - Series A - 2037	12/1/2037	4.50%	1,130,000	1,012,188
Third Creek MD #1 - Series A - 2042	12/1/2042	4.50%	3,140,000	2,647,864
Third Creek MD #1 - Series A - 2051	12/1/2051	4.75%	7,390,000	5,734,493
Thompson Crossing MD #4 - Series A - 2039	12/1/2039	5.00%	1,410,000	1,415,111
Thompson Crossing MD #4 - Series A - 2049	12/1/2049	5.00%	1,315,000	1,249,756
Thompson Crossing MD #5 - Series A - 2055	12/1/2055	6.00%	3,765,000	3,694,517
Thompson Crossing MD #5 - Series B - 2055 (g)	12/15/2055	8.50%	999,000	983,718
Trailside MD #4 - Series B - 2051 (g)	12/15/2051	7.00%	3,249,000	3,249,100
Trailside MD #6 - Series A - 2053 (g)	12/1/2053	7.75%	2,181,000	2,195,283
Triview MD #3 - Series A - 2055	12/1/2055	5.88%	6,340,000	6,370,642
Triview MD #3 - Series B - 2055 (g)	12/15/2055	8.25%	1,560,000	1,566,904
Valagua MD - Series A - 2037	12/1/2037	0.00%	11,500,000	2,300,000
Vermilion Creek MD #3 - Series A - 2055	12/1/2055	5.88%	10,000,000	10,155,440
Vermilion Creek MD #3 - Series B - 2055 (g)	12/15/2055	8.00%	2,185,000	2,157,459
Villages At Murphy Creek MD #1 - Series A - 2051 (g)	12/1/2051	5.50%	12,358,000	11,174,071
Vincent Village MD - Series A - 2051	12/1/2051	5.00%	1,950,000	1,651,952
Water Valley MD #3 - Series A - 2054	12/1/2054	5.25%	600,000	581,403
Waterfall MD #1 - Series A - 2052	12/1/2052	5.25%	2,247,000	2,061,751
Weems Neighborhood MD - Series A - 2055 (m)	12/15/2055	5.88%	1,500,000	1,520,667
Weems Neighborhood MD - Series B - 2055 (g)(m)	12/15/2055	7.88%	1,149,000	1,150,199
Westcreek MD #2 - Series A - 2048	12/1/2048	5.38%	1,265,000	1,238,416
Westerly MD #4 - Series A - 2031	12/1/2031	4.13%	600,000	583,003
Westerly MD #4 - Series A - 2040	12/1/2040	5.00%	2,255,000	2,199,424
Westerly MD #4 - Series A - 2050	12/1/2050	5.00%	5,250,000	4,979,182
White Buffalo MD #3 - Series A - 2050	12/1/2050	5.50%	4,780,000	4,760,689
Woodmen Heights MD #2 - Series C - 2040 (g)	12/15/2040	7.50%	3,358,000	3,370,847
Wyndham Hill MD #2 - Series B - 2049 (g)	12/15/2049	7.63%	9,600,000	9,578,355

Colorado (amortized cost $1,159,202,039)			1,221,767,384	1,106,249,608

Colorado Municipal Bonds (amortized cost $1,159,202,039)			$1,221,767,384	$1,106,249,608

Other Municipal Bonds 8.4%
South Dakota 56.8%
Flandreau Santee Sioux Tribe / Healthcare - Series A - 2036 (m)	1/1/2036	5.75%	$6,055,000	$4,719,195
Flandreau Santee Sioux Tribe / Healthcare - Series A - 2031 (m)	1/1/2031	5.50%	3,565,000	3,129,700
Flandreau Santee Sioux Tribe / Gaming - Series B - 2038 (g)(m)	1/1/2038	6.00%	6,120,000	5,302,782
Flandreau Santee Sioux Tribe / Gaming - Series C - 2038 (m)	1/1/2038	6.00%	5,450,000	4,722,248
Flandreau Santee Sioux Tribe / Gaming - Series A - 2028 (m)	1/1/2028	8.28%	1,305,000	1,285,399
Flandreau Santee Sioux Tribe / Gaming - Series A - 2033 (m)	1/1/2033	8.28%	8,670,000	8,396,977
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2027 (m)	7/1/2027	5.75%	830,000	810,214
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2028 (m)	7/1/2028	5.75%	875,000	839,767
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2029 (m)	7/1/2029	5.75%	930,000	877,980
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2030 (m)	7/1/2030	5.75%	980,000	908,318
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2031 (m)	7/1/2031	5.75%	1,040,000	947,850
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2032 (m)	7/1/2032	5.75%	1,095,000	981,060
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2033 (m)	7/1/2033	5.75%	1,160,000	1,022,839
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2034 (m)	7/1/2034	5.75%	1,225,000	1,063,162
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2035 (m)	7/1/2035	5.75%	1,300,000	1,112,138
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2040 (m)	7/1/2040	6.00%	7,730,000	6,260,764
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2045 (m)	7/1/2045	6.25%	10,395,000	8,061,187
Oglala Sioux Tribe / Healthcare - Series A - 2028 (m)	7/1/2028	5.50%	1,300,000	1,258,137
Oglala Sioux Tribe / Healthcare - Series A - 2037 (m)	7/1/2037	6.00%	9,270,000	7,706,084
Oglala Sioux Tribe / Healthcare - Series B - 2041 (m)	9/1/2041	6.50%	5,505,000	4,580,174
Oglala Sioux Tribe - Series A - 2027 (m)	10/1/2027	4.50%	2,370,000	2,290,081
Rosebud Sioux Tride / Health Care - Series A - 2050 (m)	12/15/2050	7.50%	28,460,000	27,750,754

South Dakota (amortized cost $104,841,089)			105,630,000	94,026,810

Utah 31.8%
Arrowhead Springs PID - Series A - 2054 (m)	12/1/2054	5.63%	3,200,000	3,203,505
Copper Rim IFD - Series A - 2054 (m)	12/1/2054	6.13%	2,190,000	2,235,618
Coral Canyon IFD - Series A - 2053 (m)	12/1/2053	5.50%	13,545,000	13,239,074
Fields Estate PID - Series A - 2055 (m)	12/1/2053	6.13%	825,000	821,909
Fields Estate PID - Series B - 2053 (m)	3/15/2055	8.75%	504,000	506,003
Fields Estate PID - Series A2 - 2053 (g)(m)	12/1/2053	5.25%	2,750,000	2,644,354
Jordanelle Ridge PID - Series B - 2055 (g)(m)	3/15/2055	7.88%	4,000,000	4,048,751
Ares Strategic Mining - Series A - 2034 (m)	12/15/2034	10.00%	9,905,000	9,290,819
NWQ PID - Series A - 2056 (m)	3/1/2056	6.13%	1,800,000	1,799,788
Panorama PID #1 - Series A - 2055 (m)	3/1/2055	6.25%	3,000,000	3,004,518
Pointe West PID - Series A - 2053 (m)	12/15/2053	5.50%	3,090,000	3,041,427
Soleil Hills PID - Series A - 2055 (m)	3/1/2055	5.88%	2,425,000	2,394,065
Range IFD - Series A - 2053 (m)	12/1/2053	5.50%	6,515,000	6,358,962

Utah (amortized cost $52,805,667)			53,749,000	52,588,793

Puerto Rico 6.0%
Puerto Rico - Series A - 2027	7/1/2027	5.63%	102,175	104,145
Puerto Rico - Series A - 2029	7/1/2029	5.63%	100,517	106,132
Puerto Rico - Series A - 2031	7/1/2031	5.75%	97,632	106,591
Puerto Rico - Series A - 2033	7/1/2033	4.00%	92,580	92,410
Puerto Rico - Series A - 2035	7/1/2035	4.00%	83,217	81,990
Puerto Rico - Series A - 2037	7/1/2037	4.00%	71,422	68,960
Puerto Rico - Series A - 2041	7/1/2041	4.00%	97,107	89,865
Puerto Rico - Series A - 2046	7/1/2046	4.00%	100,990	86,666
Puerto Rico - Series A - 2033	7/1/2033	4.64%	119,142	86,465
Puerto Rico - Series A - 2043	7/1/2043	3.00%	356,605	238,925
Puerto Rico / Sales Tax - Series A - 2034	7/1/2034	4.50%	277,000	276,995
Puerto Rico / Sales Tax - Series A - 2040	7/1/2040	4.55%	140,000	139,453
Puerto Rico / Sales Tax - Series A - 2053	7/1/2053	4.75%	1,028,000	957,262
Puerto Rico / Sales Tax - Series A - 2058	7/1/2058	5.00%	2,600,000	2,471,682
Puerto Rico / Sales Tax - Series A - 2027	7/1/2027	4.41%	191,000	183,611
Puerto Rico / Sales Tax - Series A - 2029	7/1/2029	4.69%	260,000	233,620
Puerto Rico / Sales Tax - Series A - 2031	7/1/2031	4.96%	336,000	279,282
Puerto Rico / Sales Tax - Series A - 2033	7/1/2033	5.20%	378,000	290,442
Puerto Rico / Sales Tax - Series A - 2046	7/1/2046	5.97%	3,597,000	1,260,336
Puerto Rico / Sales Tax - Series A - 2051	7/1/2051	6.02%	2,930,000	747,253
Puerto Rico / Sales Tax - Series A - 2040	7/1/2040	4.33%	1,424,000	1,403,363
Puerto Rico / Sales Tax - Series A - 2053	7/1/2053	4.54%	43,000	38,426

Puerto Rico / Sales Tax - Series A - 2058	7/1/2058	4.78%	571,000	527,203

Puerto Rico (amortized cost $9,057,671)			14,996,387	9,871,077

Oregon 3.5%
Multnomah County Hospital - Series A - 2023 (j)(m)	10/1/2027	5.45%	5,815,000	5,815,000

Oregon (amortized cost $5,815,000)			5,815,000	5,815,000

Washington 1.0%
Tacoma / Local Improvement District #65 - Series A - 2043	4/1/2043	5.75%	1,695,000	1,695,480

Washington (amortized cost $1,587,130)			1,695,000	1,695,480

Ohio 0.8%
Ohio Housing Finance Agency / Taxable - Series B - 2029 (m)	1/15/2029	7.75%	745,000	742,085
Ohio Housing Finance Agency / Taxable - Series B - 2029 (m)	1/15/2029	7.75%	530,000	527,606

Ohio (amortized cost $1,275,000)			1,275,000	1,269,691

California 0.1%
Freddie Mac – 2035 (g)(j)	8/15/2035	6.50%	232,855	235,863

California (amortized cost $232,855)			232,855	235,863

Other Municipal Bonds (amortized cost $175,614,412)			$183,393,242	$165,502,714

Short-Term Municipal Bonds 3.4%
Colorado 95.8%
Boulder College of Massage - Series A - 2031 (a)(j)	10/15/2031	0.00%	$4,315,000	$1,128,562
Colorado Centre MD - Series A (PO) - 2027 (e)(i)	1/1/2027	0.00%	2,074,674	2,017,824
Colorado Centre MD - Series A (IO) - 2027 (f)(i)	1/1/2027	9.00%	2,131,449	383,661
CHFA / Ready Foods - Series A - 2032 (LOC 1)	1/1/2032	2.47%	3,225,000	3,225,000
Colorado Springs Utilities - Series A - 2041 (LOC 1)	11/1/2041	2.40%	1,000,000	1,000,000
Fitzsimons Village MD #3 - Series A - 2026	12/1/2026	4.00%	1,157,000	1,153,733
PFA / Monument Academy - Series A - 2026 (m)	6/1/2026	5.00%	27,740,000	27,699,197
Sheridan Redevelopment Agency / Santa Fe - Series A - 2029 (LOC 3)	12/1/2029	2.45%	27,205,000	27,205,000

Colorado (amortized cost $66,393,542)			68,848,123	63,812,977

South Dakota 4.2%
Flandreau Santee Sioux Tribe / Gaming - Series A - 2027 (m)	1/1/2027	8.28%	1,205,000	1,195,867
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2026 (m)	7/1/2026	5.75%	785,000	780,875
Oglala Sioux Tribe - Series C - 2026 (m)	10/1/2026	8.00%	800,000	800,245

South Dakota (amortized cost $2,790,000)			2,790,000	2,776,987

Short-Term Municipal Bonds (amortized cost $69,183,542)			$71,638,123	$66,589,964

Colorado Capital Appreciation and Zero Coupon Bonds 2.8%
Colorado 100.0%
Aurora Crossroads MD #2 - Series A1 CABs - 2055	12/1/2055	6.25%	$4,920,000	$4,483,605
Aurora Crossroads MD #2 - Series A2 CABs - 2055	12/1/2055	6.50%	2,240,000	2,032,975
Bella Mesa MD - Series A CABs - 2049 (m)	12/1/2049	6.75%	7,565,000	7,756,110
Colorado International Center MD #7 - Series A CABs - 2027	12/1/2027	5.25%	21,285,000	17,242,791
Conifer MD - Series B - 2031 (a)(j)	12/1/2031	0.00%	7,470,000	2,392,297
Granary MD #5 - Series A CABs - 2034	12/1/2034	6.75%	9,455,000	5,419,060
Green Valley Ranch East MD #9 - Series A CABs - 2055	12/1/2055	6.38%	2,500,000	2,019,354
Lanterns MD #3 - Series A CABs - 2053	12/1/2053	8.00%	2,250,000	1,902,608
PV ERU Holding Trust - Series A CABs - 2039 (a)(j)(m)	2/14/2039	0.00%	710,000	64,667
PV ERU Holding Trust - Series A CABs - 2039 (a)(j)(m)	2/14/2039	0.00%	3,122,000	284,352
PV ERU Holding Trust - Series A CABs - 2039 (a)(j)(m)	2/14/2039	0.00%	13,168,000	1,199,341
PV ERU Holding Trust - Series A CABs – 2039 (a)(j)(m)	12/15/2037	0.00%	14,000,000	1,275,119
Parkdale Community Authority MD #2 - Series A CABs – 2053	12/1/2027	7.75%	5,670,000	4,826,011
Third Creek MD #1 - Series A CABs – 2051	12/1/2026	5.25%	2,285,000	1,721,987
Westerly MD #4 - Series A CABs - 2050	12/1/2026	5.20%	2,000,000	1,933,979

Colorado (amortized cost $62,752,495)			98,640,000	54,554,256

Colorado Capital Appreciation and Zero Coupon Bonds (amortized cost $62,752,495)			$98,640,000	$54,554,256

Colorado Taxable Certificates/Notes/Bonds 0.2%
Colorado 100.0%
CECFA Colorado Skies Academy / Taxable - Series A2 – 2030 (j)(m)	7/1/2030	0.00%	$935,000	$280,500
CECFA CEC / Aurora Charter School / Taxable - Series B – 2029 (m)	7/1/2029	6.00%	1,605,000	1,598,601
CECFA CEC / Aurora Charter School / Taxable - Series A - 2031 (m)	7/1/2031	6.13%	305,000	301,749
CECFA Colorado Skies Academy / Taxable - Series A1 – 2030 (m)	7/1/2030	0.00%	500,000	150,000
CECFA Global Village Academy - Series B - 2031 (m)	6/15/2031	7.50%	270,000	271,476
Woodmen Heights MD #2 / Taxable - Series B - 2040 (g)	12/15/2040	6.25%	1,694,000	1,670,005
Tabernash Pole Creek Note – 2026 (a)(j)	12/31/2026	0.00%	227,347	189,000

Colorado (amortized cost $5,536,347)			5,536,347	4,461,331

Colorado Taxable Certificates/Notes/Bonds (amortized cost $5,536,347)			$5,536,347	$4,461,331

Other Assets 0.1%
Utah 100.0%
Ares Strategic Mining - Equity	12/15/2034	0.00%	$6,780,500	$2,125,009

Utah (amortized cost $1,000,000)			6,780,500	2,125,009

Other Assets (amortized cost $1,000,000)			$6,780,500	$2,125,009

Total investments, at value (amortized cost $1,473,288,835)	71.4%			$1,399,482,882
Other assets net of liabilities	28.6%			559,990,938

Net Assets	100.0%			$1,959,473,820

COLORADO BONDSHARES

A TAX-EXEMPT FUND

Schedule of Investments (unaudited) - (Continued)

(a)	Defaulted or non-income producing based upon the financial condition of the issuer (see note 2 in notes to financial statements).
(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.
(c)	Represents securities whose blended characteristics are reflective of a zero coupon bond and a step rate bond. Interest rate shown represents effective yield at acquisition.
(d)	Interest rate shown for capital appreciation and zero coupon bonds represents the effective yield at the date of acquisition.
(e)

Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)

Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at March 31, 2026. Income on this security is derived from the cash flow of the issuer.
(h)	Represents current interest rate for a step rate bond. No step rate bonds were owned by the Fund at March 31, 2026.
(i)

Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $10,798,429 and a value of $5,368,022 or less than 1.0% of net assets, as of March 31, 2026.

(j)	Securities valued at fair value (see note 2 in notes to financial statements).
(k)	See note 7 in notes to financial statements for further information on purchase accrued interest related to these bonds.
(l)	The Fund is not a party to any forbearance agreements as of March 31, 2026.
(m)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026 the aggregate value was $558,676,236 representing 28.51% of net assets.

See accompanying notes to financial statements.

COLORADO BONDSHARES

A TAX-EXEMPT FUND

Schedule of Investments (unaudited) - (Continued)

(LOC)	These securities are Variable Rate Demand Obligations (“VRDO”) with scheduled principal and interest payments that have a guaranteed liquidity provider in the form of a letter of credit. These obligations bear interest at a rate that resets daily or weekly (see note 2 in notes to financial statements). The numbered list below corresponds to the liquidity provider associated with the respective LOC.

1.	US Bank, N.A.

2.	BNP Paribas

3.	JP Morgan Chase Bank N.A.

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:

CABs-Capital Appreciation Bonds

CONV-Convertible

I/O-Interest Only

L/D-Local Improvement District

MD-Metropolitan District

P/O-Principal Only

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Statement of Assets and Liabilities

March 31, 2026 (unaudited)

ASSETS
Investments, at value (amortized cost 1,473,288,835)	$1,399,482,882
- see accompanying schedule
Cash	283,487,997
Interest receivable	191,743,938
Purchase accrued interest (note 7)	90,496,386
Receivable for shares of beneficial interest sold
Subaccount balances and other receivables	8,040,585

TOTAL ASSETS	1,973,251,788

LIABILITIES
Payables and other liabilities:
Dividends payable	3,743,390
Payable for shares of beneficial interest redeemed	—
Management fees payable	832,949
Accrued expenses payable	1,161,044
Subaccount balances and other payables	8,040,585

TOTAL LIABILITIES	13,777,968

NET ASSETS	$1,959,473,820

COMPOSITION OF NET ASSETS
Paid-in capital	$2,034,222,513
Accumulated net realized gain (loss)	(942,740)
Net unrealized appreciation (depreciation) of investments	(73,805,953)

NET ASSETS	$1,959,473,820

NET ASSET PRICE AND REDEMPTION PRICE PER SHARE	$8.93

(based on 219,421,594 shares of beneficial interest outstanding at March 31, 2026 unlimited number of no par value shares authorized)
MAXIMUM OFFERING PRICE PER SHARE	$9.38

(net asset value plus sales charge of 4.75% of offering price)

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Statement of Operations

For the Six Months Ended March 31, 2026 (unaudited)

INVESTMENT INCOME
Interest	$51,703,635
EXPENSES
Management fees (note 4)	4,850,825
Custodian fees (note 5)	57,793
Legal and auditing fees	421,967
Portfolio pricing fees	33,126
Registration fees	33,404
Shareholders’ reports	46,774
Transfer agency expenses (note 4)	132,967
Trustees’ fees	6,006
Other	1,684,580

Total expenses	7,267,442
Custody credits (note 5)	(45,781)

Net expenses	7,221,661

NET INVESTMENT INCOME	44,481,974

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	349,765
Net unrealized appreciation (depreciation) on investments	5,319,603

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	5,669,368

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$50,151,342

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Statements of Changes in Net Assets

For the Periods Indicated

	Six Months Ended March 31,	Year Ended September 30,
	2026	2025
FROM OPERATIONS:
Net investment income	$44,481,974	$98,267,271
Net realized gain (loss) on investments	349,765	(2,105,895)
Unrealized appreciation (depreciation) on investments	5,319,603	(24,329,566)

Net increase (decrease) in net assets resulting from operations	50,151,342	71,831,810

FROM DISTRIBUTIONS TO SHAREHOLDERS: (note 2)
Dividends to shareholders from net investment income	(44,481,974)	(98,267,271)
Net realized gain to shareholders from investment transactions	(170,411)	(2,306,085)

Total distributions to shareholders	(44,652,385)	(100,573,356)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares	84,970,851	159,992,814
Reinvested dividends and distributions	30,732,046	68,482,608
Redemption of shares	(60,562,177)	(124,098,549)

Increase (decrease) in net assets derived from beneficial interest transactions	55,140,720	104,376,873

Net increase (decrease) in net assets	60,639,677	75,635,327
NET ASSETS:
Beginning of period	1,898,834,143	1,823,198,816

End of period	$1,959,473,820	$1,898,834,143

See accompanying notes to financial statements.

COLORADO BONDSHARES - A TAX-EXEMPT FUND

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Sales charges are not reflected in the total returns.

	For the Fiscal Year Ended September 30
For a share outstanding throughout the period	3/31/2026		2025	2024	2023	2022
	(unaudited)
Net asset value, beginning of period	$8.90		$9.05	$8.41	$8.50	$9.39

Income From Investment Operations
Net investment income (1)	0.21		0.47	0.45	0.43	0.37
Net gain or (loss) on investments (both realized and unrealized)	0.03		(0.14)	0.64	(0.07)	(0.88)

Increase (decrease) from investment operations	0.24		0.33	1.09	0.36	(0.51)
Less Distributions
Dividends to shareholders from net investment income	(0.21)		(0.47)	(0.45)	(0.43)	(0.37)
Distributions from realized capital gains	$—		$(0.01)	$—	$(0.02)	$(0.01)

Total Distributions	(0.21)		(0.48)	(0.45)	(0.45)	(0.38)

Net increase (decrease) in net asset value	0.03		(0.15)	0.64	(0.09)	(0.89)

Net Asset Value, end of period	$8.93		$8.90	$9.05	$8.41	$8.50

Total Return, at Net Asset Value (2)	2.63	%+	3.83%	13.24%	4.21%	-5.72%

Ratios/Supplemental Data:
Ratios to average net assets:
Net investment income	4.57	%*	5.32%	5.12%	4.99%	4.01%
Total expenses	0.74	%*	0.59%	0.60%	0.61%	0.55%
Net expenses	0.74	%*	0.59%	0.59%	0.61%	0.55%
Net assets, end of period (000s)	$1,959,474		$1,898,834	$1,823,199	$1,646,177	$1,675,670

Portfolio turnover rate (3)	1.34%		13.82%	5.58%	6.23%	9. 94%

+	not annualized
*	annualized
(1)	Net investment income per share was calculated using an average shares method.
(2)

Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(3)

The portfolio turnover rate is computed by dividing the lesser of purchases or sales of portfolio securities for a period by the monthly average of the value of portfolio securities owned during the period. Sales of securities include the proceeds of securities that have been called or for which payment has been made through redemption or maturity. Securities with a maturity date of one year or less at the time of acquisition are excluded from the calculation. Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the period ended March 31, 2026 were $59,932,216 and $18,202,729 respectively.

See accompanying notes to financial statements.

COLORADO BONDSHARES

A TAX-EXEMPT FUND

Notes to Financial Statements (unaudited)

(1) Organization

Colorado BondShares – A Tax-Exempt Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The Fund’s investment objectives are to maximize income exempt from federal income taxes and from personal income taxes of the State of Colorado to the extent consistent with the preservation of capital and to seek opportunities for capital appreciation. The Fund’s investment adviser is Freedom Funds Management Company (“Freedom Funds”).

(2) Summary of Significant Accounting Policies

These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and follows the accounting and reporting guidance applicable to investment companies. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. These financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of financial position and results of operations for the reporting period. The following summarizes the significant accounting policies of the Fund:

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This update is limited to disclosure requirements and does not impact the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The Fund operates as a single operating segment. The Fund’s portfolio management team serves as the Chief Operating Decision Maker (CODM). The CODM oversees the Fund’s overall performance and is responsible for its long-term asset allocation outlined in the Fund’s prospectus based on the investment objective executed by the Fund’s portfolio management team. The CODM evaluates performance and makes resource allocation decisions based on financial information including portfolio composition, expected total returns, costs and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions). This information is presented in the fund’s financial statements. Segment assets are reported as “total assets” on the Statement of Assets and Liabilities and segment expenses are reported on the Statement of Operations.

(a) Investment Valuation and Risk

The fair value of securities for which there is no last sales price is determined either by an independent pricing service or management, considering market transactions and dealer quotes of comparable securities as well as proprietary pricing models.

Securities for which market quotations are not readily available (or management considers otherwise are no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings are valued at current market quotations or amortized cost, whichever management believes best approximates fair value.

Fixed-income securities owned by the Fund are subject to interest-rate risk, credit risk, prepayment risk and market risk. The Fund invests in non-rated securities which may be subject to a greater degree of credit risk and risk of loss of income and principal and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund concentrates its investments in Colorado and, therefore, may be impacted by specific events, issuers or factors affecting Colorado. The Fund has more credit risk related to the economic conditions of Colorado than a portfolio with a broader geographical diversification. The Fund concentrates its investments in and the majority of the Fund’s shareholders are located within Colorado and, therefore, may be impacted by specific events, issuers or factors affecting Colorado. The Company does not have any significant concentrations within any one shareholder.

Accounting Standards Codification (“ASC”) 820 Fair Value Measurements and Disclosures establishes a fair value hierarchy that classifies securities based on valuation techniques used to measure fair value and distinguish between observable inputs (market data obtained from independent sources) and the reporting entities own assumptions, which are not readily observable to market participants. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Level 1 Inputs: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 Inputs: Significant unobservable inputs for the asset or liability including management’s own assumptions. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

The following table summarizes the valuation of the Fund’s investments as defined by ASC 820 hierarchy levels as of March 31, 2026:

Valuation Inputs Summary

	Colorado Municipal Bonds	Other Municipal Bonds	Short-Term Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Colorado Taxable Certificates/ Notes/Bonds	Other Assets	Total Securities March 31, 2026
Level 1 Securities	$—	$—	$—	$—	$—	$2,125,009	$2,125,009
Level 2 Securities	1,052,561,864	159,451,851	65,461,402	49,338,481	3,991,831	—	1,330,805,429
Level 3 Securities	53,687,744	6,050,863	1,128,562	5,215,775	469,500	—	66,552,444

Totals	$1,106,249,608	$165,502,714	$66,589,964	$54,554,256	$4,461,331	$2,125,009	$1,399,482,882

	Colorado Municipal Bonds	Other Municipal Bonds	Short-Term Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Colorado Taxable Certificates/ Notes/Bonds	Other Assets	Totals
Level 3 Beginning Balance September 30, 2025	$11,871,432	$247,273	$6,943,562	$5,223,240	$469,500	$0	$24,755,007
Unrealized Losses	(47,289)	(5,276)	—	(7,465)	—	—	(60,030)
Unrealized Gains	301,164	—	—	—	—	—	301,164
Realized Losses	—	—	—	—	—	—	—
Realized Gains	—	—	—	—	—	—	—
Purchases	—	—	—	—	—	—	—
Sales	—	(6,134)	—	—	—	—	(6,134)
Transfers In to Level 3*	41,562,437	—	—	—	—	—	41,562,437
Transfers Out of Level 3*	—	5,815,000	(5,815,000)	—	—	—	—

Balance as of March 31, 2026	$53,687,744	$6,050,863	$1,128,562	$5,215,775	$469,500	$0	$66,552,444

*

Transfers from Level 2 to Level 3 are because of a lack, or change of observable inputs or reduced market data reliability. Transfers from Level 3 to Level 2 are the result of observable inputs becoming available or increased market data reliability. The Fund’s policy is to recognize transfers into and out of Level 3 when management becomes aware of a change to significant observable input or market data reliability.

For the period ending March 31, 2026, two securities, CECFA Chavez Huerta Academy (CUSIPS: 19645UEJ9 and 19645UME1) were moved from a valuation based on a Level 2 pricing input to one based on a Level 3 pricing input. The third-party pricing vendor employed by the Fund stopped pricing the security, requiring it to be valued according to the Fund’s pricing policy.

Significant Unobservable Inputs Quantitative Disclosure

Level 3 Securities *	Fair Value as of March 31, 2026	Valuation Technique(s)**	Unobservable Inputs	Low	High	Weighted Average
Colorado Municipal Bonds	$53,687,744	discounted cash flow	probability of default	1.00%	100.00%	8.05%
Other Municipal Bonds	6,050,863	discounted cash flow	probability of default	1.00%	1.00%	1.00%
Short-Term Municipal Bonds	1,128,562	discounted cash flow	probability of default	5.00%	5.00%	5.00%
Colorado Capital Appreciation and Zero Coupon Bonds	5,215,775	discounted cash flow	probability of default	5.00%	100.00%	98.82%
Colorado Taxable Certificates/Notes/Bonds	469,500	discounted cash flow	probability of default	0.00%	100.00%	40.26%
Other Assets	—	discounted cash flow	probability of default	0.00%	0.00%	0.00%

Total Level 3 Securities at March 31, 2026	$66,552,444

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are collateral value, probability of default, and loss severity in the event of default. Any changes in unobservable inputs may result in substantial changes to fair value measurements.

*

The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2(a). The appropriateness of fair values for these securities is based on results of back testing, broker due diligence, unchanged price review and consideration of macro or security specific events.

**

Other unobservable inputs used in the discounted cash flow technique include collateral value and loss severity. These unobservable inputs are specific to the characteristics of each security being valued.

(b) Cash

The Fund continually monitors its positions with, and the credit quality of, the financial institutions with which it invests. As of March 31, 2026, and periodically throughout the year, the Fund has maintained balances in various operating accounts in excess of federally insured limits. The Fund’s balances are covered up to $250,000 per institution.

(c) Income Tax Information and Distributions to Shareholders

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all its net investment income and any net realized gain on investments not offset by capital loss carryforwards to shareholders. The Fund distributes investment income monthly and due to the tax-exempt nature of its investments, the income is generally non-taxable to the shareholders. The Fund distributes net realized capital gains, if any, to its shareholders at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of tax allocations.

Management has reviewed the Fund’s tax position for all open tax years. As of March 31, 2026, the Fund did not have a liability for any unrecognized tax obligations. The Fund recognizes interest and penalties, if any, related to unrecognized tax obligations as income tax expense in the Statement of Operations. The Fund has no examinations in progress.

At March 31, 2026 the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	Colorado Municipal Bonds	Other Municipal Bonds	Short-Term Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Colorado Taxable Certificates/ Notes/Bonds	Other Assets	Totals
Cost of investments	$1,159,202,039	$175,614,412	$69,183,542	$62,752,495	$5,536,347	$1,000,000	$1,473,288,835

Gross unrealized appreciation	$14,658,642	$1,488,325	$1,995,724	$2,928,810	$1,476	$1,125,009	$22,197,986
Gross unrealized depreciation	($69,944,886)	($9,266,210)	($4,589,302)	($11,127,049)	($1,076,492)	$0	($96,003,939)

Net unrealized appreciation (depreciation) of investments	($55,286,244)	($7,777,885)	($2,593,578)	($8,198,239)	($1,075,016)	$1,125,009	($73,805,953)

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund in taxable years beginning after December 22, 2010 are not subject to expiration and such losses retain their character as either short-term or long-term rather than being considered short-term as under previous law. Post-enactment capital losses must be fully utilized prior to utilizing any losses incurred in pre-enactment tax years.

(d) Defaulted or Non-income Producing Investments

The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund’s investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued approximates $64,252,347 and such bonds have a value of $11,206,987 or 0.57% of net assets, as of March 31, 2026. These securities have been identified in the accompanying Schedule of Investments.

The Fund is not a party to any forbearance agreements as of March 31, 2026.

(e) Investment Transactions and Revenue Recognition

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Purchases and sales of securities, other than short-term securities, aggregated to $59,932,216 and $18,202,729 respectively.

Dividends to shareholders are declared each business day and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated using the identified-cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income is recorded on the accrual basis.

Variable Rate Demand Obligations (“VRDO”) purchased by the Fund are floating rate obligations that have a nominal long-term maturity but have a coupon rate that is reset periodically (e.g., daily or weekly). The investor has the option to put the issue back to the trustee or tender agent at any time with specified (e.g., seven days) notice; accordingly the Fund treats these obligations as short-term holdings. On March 31, 2026, the interest rates paid on these obligations ranged from 2.40% to 2.47%.

(f) Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

(g) Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and may increase or decrease in value prior to the delivery date. The Fund maintains segregated assets with a value equal to or greater than the amount of its purchase commitments. The Fund did not have any when-issued securities at March 31, 2026.

(3) Shares of Beneficial Interest

The Fund has an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	(unaudited)
	Shares	Amount	Shares	Amount
Shares sold	9,477,373	$84,978,989	18,015,701	$160,008,637
Dividends reinvested	3,423,177	30,732,081	7,695,771	68,482,114

	12,900,550	115,711,070	25,711,472	228,490,751
Shares redeemed	(6,751,622)	(60,562,177)	(13,970,717)	(124,097,900)

Net increase (decrease) in shares outstanding	6,148,928	$55,148,893	11,740,755	$104,392,851

(4) Management Fees and Other Transactions with Affiliates

Management fees paid to Freedom Funds were in accordance with the investment advisory agreement with the Fund which provides for an annual fee equivalent to 0.5% of the net assets of the Fund. Freedom Funds pays all expense associated with advertising, marketing, and distributing the Fund’s shares and serves as the transfer agent, dividend disbursing agent, and registrar for the Fund. Freedom Funds provided certain transfer agency and shareholder services as part of the management fee arrangement for the period ended March 31, 2026. Transfer agency expenses on the Statement of Operations represent direct expenses charged to the Fund by third parties.

The Fund does not have any Trustees who are affiliated with the Adviser or Distributor. The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund does not reimburse the Adviser for any compensation or fees associated with the Chief Compliance Officer.

(5) Custody Credits

Expenses paid indirectly by the Fund represent earnings credits on cash balances maintained with the Fund’s custodian bank, UMB Bank, N.A. The earnings credits resulted in offsetting custodian fees of $45,781 for the period ended March 31, 2026.

(6) Indemnification

From time to time the Fund may be involved in certain disputes and legal actions arising in the ordinary course of its business. While it is not feasible to predict or determine the outcome of these proceedings, in management’s opinion, based on a review with legal counsel, none of these disputes and legal actions is expected to have a material impact on its financial position or results of operations. However, litigation is subject to inherent uncertainties, and an adverse result in these matters may arise from time to time that may harm the Fund’s business.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(7) Purchase Accrued Interest

Purchase accrued interest is typically a component of a municipal bond purchase and is paid on settlement date. The accrual period begins on the last interest payment date (or original issue date) and runs through the day immediately preceding the settlement date. The Fund has purchased three bonds from the Meadows Metropolitan Districts No. 1, 2 and 7 with an aggregate balance of purchase accrued of $90,436,317 (98.1% of the March 31, 2026 balance of $92,156,671). Approximately $294,099,288 of additional interest has accrued on the purchase accrued interest since its purchase in 2007. This additional accrued interest has been fair valued in accordance with ASC 820 at approximately $114,836,954 and is included in other assets net of liabilities in the Schedule of Investments. This amount bears interest at the rate of 7.999% and will be received over an uncertain period of years. The value of the Meadows bonds is contained within three separate line items of the financial statements which all relate to a single set of bonds that cannot be sold separately.

(8) Litigation

The Fund is periodically involved in various legal proceedings. As of March 31, 2026, the Fund has a litigation payable of $240,546 for all pending litigation matters primarily for the purpose of paying lawyer fees. Possible additional amounts cannot be currently estimated but will be set aside as needed. Although there can be no assurances, based on information available, management believes that it is probable that the ultimate outcome of the action described below and other matters that are pending or threatened will not have a material effect on the Fund’s financial condition.

Marin Metropolitan District LTD Tax G.O. Series 2008 Bond

The Fund is the beneficial owner of bonds issued in 2008 (the “Bonds”) by Marin Metropolitan District (the “District”) as described more fully in the Fund’s most recent quarterly schedule of portfolio holdings for the period ended December 31, 2025 on Form NPORT-P filed with the Securities and Exchange Commission (“SEC”) on March 2, 2026. The Bonds were issued in 2008 pursuant to a trust indenture (the “Trust Indenture”) between the District, as issuer and UMB Bank, N.A. (“UMB”), as trustee (the “Trustee”). The original principal amount of Bonds was $30,485,000. The current principal amount of the Bonds is $17,485,000. The valuation of these Bonds as of March 31, 2026, is set forth in the schedule of investments.

On about June 24, 2022, the District filed an Amended Complaint for Declaratory and Injunctive Relief (the “Complaint”) against the Fund and the Trustee with the District Court, Arapahoe County, Colorado (the “Court”). The Complaint also names Century at Landmark, LLC, a Colorado limited liability company (“Century”) as an “Interested Party” in the Complaint on the grounds that Century is the owner of the real property remaining in the District. In the Complaint, the District has asserted a single claim for relief for declaratory judgment. In essence, based on the rulings in Landmark Towers Association, Inc. v. UMB Bank, N.A. and Colorado BondShares (District Court, Arapahoe County, Colorado Case No. 11CV1076) (the “Landmark Litigation”), the District has requested that the Court declare that the Fund and the Trustee cannot compel the District to impose a tax levy on Century’s parcel of real property within the District and that, further, the Court enjoin the Fund and the Trustee from attempting to compel the District to impose the Required Mill Levy (as such term is defined in the Trust Indenture) on Century’s parcel of real property within the District. In response, the Fund and the Trustee filed Amended Counterclaims for breach of the District’s resolution authorizing public debt in accordance with, and as required by, the Colorado Constitution (the “Bond Resolution”), declaratory judgment for breach of the Bond Resolution, declaratory judgment that the District has violated Colo. Const. art. XI, section 6 and the Bond Resolution, breach of the Trust Indenture, declaratory judgment that the District has violated the Trust Indenture, promissory estoppel and unjust enrichment (the collectively, the “Counterclaims”). The Counterclaims seek a judgment in the full amount due and owing on the Bonds with accrued interest along with a declaration that the District is obligated to impose the Required Mill Levy under the terms of the Trust Indenture.

On October 16 and 17, 2023, the Court held a two-day non-jury trial on all remaining issues presented in the Complaint and the Counterclaims. On May 2, 2024, the Court issued Findings of Fact and Conclusions of Law and Orders After Trial to Court finding in favor of the District and against the Fund, which precludes the Fund from seeking repayment of the amounts owed. On June 12, 2025, after full briefing, the Court of Appeals affirmed the Trial Court’s Findings of Fact and Conclusions of Law and Orders After Trial to the Court. On August 7, 2025, the Fund filed a Petition for Writ of Certiorari to the Colorado Supreme Court which was denied on January 26, 2026. The Fund petitioned for and received an extension until May 27, 2026 for filing an appeal with the US Supreme Court if it chooses to do so. The Fund is presently weighing it’s options and cannot estimate the amount of potential loss at this time.

(9) Subsequent Events

Management has evaluated the possibility of subsequent events in the Fund’s financial statements through the date of issuance. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with Plante Moran during the period covered by the report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) Aggregate renumeration paid to Trustees is included in the Statement of Operations under the line item “Trustee Fees” filed under Item 7 of this Form N-CSR.

(2) None.

(3) None.

(4) None.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable for this reporting period.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a)

The registrant has adopted and maintained disclosure controls and procedures (as such term is defined in Rules 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) that are designed to ensure that information required to be disclosed in the registrant’s reports under the Act, is recorded, processed, summarized and reported within the time periods required under the SEC’s rules and forms and that the information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer to allow for timely decisions regarding required disclosure.

As required by Rule 30a-3(b) of the Act, the registrant carried out an evaluation under the supervision and with the participation of its management, including its principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures within the 90-day period prior to the filing date of this report. Based on the foregoing, the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable (See Item 2(f)(3) of this report).

(a)(2)(i) (99.302) Interim President’s (Principal Executive Officer) Section 302 Certification

(a)(2)(ii) (99.302) Interim Treasurer’s (Principal Financial Officer) Section 302 Certification

(b) (99.906) Combined Interim President & Treasurer (Principal Executive Officer and Principal Financial Officer) Section 906 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Colorado BondShares — A Tax-Exempt Fund

/s/ George N. Donnelly
George N. Donnelly Interim President, Secretary and Treasurer
Date: June 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George N. Donnelly
George N. Donnelly
Interim President, Secretary and Treasurer (Principal Executive Officer and
Principal Financial Officer)
Date: June 24, 2026